Summary of Significant Accounting Policies (Potentially Dilutive Securities) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted net loss per common share	17,435,842	16,394,115	16,212,914	15,740,550
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted net loss per common share	331,193	331,193	331,193	331,193
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted net loss per common share	17,104,649	16,062,922	15,881,721	15,409,357